Average Annual Total Returns - AMG TimesSquare Global Small Cap Fund	Apr. 24, 2021
Class N
Average Annual Return:
1 Year	11.16%
Since Inception	7.85%	[1]
Inception Date	May 30, 2018
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	11.16%
Since Inception	7.79%	[1]
Inception Date	May 30, 2018
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.61%
Since Inception	6.08%	[1]
Inception Date	May 30, 2018
Class I
Average Annual Return:
1 Year	11.43%
Since Inception	8.11%	[1]
Inception Date	May 30, 2018
Class Z
Average Annual Return:
1 Year	11.33%
Since Inception	8.11%	[1]
Inception Date	May 30, 2018

[1]	Performance shown reflects performance since the inception date of the Fund on May 30, 2018.